Impairment and onerous contracts - Ferrous Minerals (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021
Impairment and onerous contracts
Goodwill.	$ 3,208
Impairment and disposal of non-current assets	426	$ 1,308	$ 3,383
Simoes Filho plant
Impairment and onerous contracts
Impairment and disposal of non-current assets		$ 76
Ferrous minerals
Impairment and onerous contracts
Consideration transferred				$ 40
Ferrous minerals | Simoes Filho plant
Impairment and onerous contracts
Impairment and disposal of non-current assets	$ 10